Label	Element	Value
Calamos Alternative Nasdaq & Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Alternative Nasdaq & Bond ETF
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	oef_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in closed-end funds, exchange-traded funds ("ETFs"), other investment companies, and business development companies ("BDCs"). “Acquired Fund Fees and Expenses” has been restated and are based on acquired fund fees and expenses as of April 15, 2025.
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS ETF TRUST

(the “Trust”)

Calamos Alternative Nasdaq® & Bond ETF

(the “Fund”)

Supplement dated April 25, 2025

to the Fund’s Prospectus and Statement of Additional Information dated December 2, 2024

This supplement updates certain information contained in the Fund’s prospectus and statement of additional information and should be attached to the prospectus and statement of additional information and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus and/or statement of additional information, as applicable.

Calamos Alternative Nasdaq & Bond ETF | Calamos Alternative Nasdaq & Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.74%	[1],[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1],[3]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[4]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.89%	[1],[5]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,096

[1]	Expense information has been restated to reflect current fees and expenses.
[2]	“Management Fees” has been restated to reflect the reduction of contractual management fees effective May 2, 2025.
[3]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[4]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in closed-end funds, exchange-traded funds ("ETFs"), other investment companies, and business development companies ("BDCs"). “Acquired Fund Fees and Expenses” has been restated and are based on acquired fund fees and expenses as of April 15, 2025.
[5]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.